Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of presentation
(a)	Basis of presentation:

These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and the following accounting policies have been consistently applied in the preparation of the consolidated financial statements.

At December 31, 2018, the Company had a working capital deficiency of $475,554,000 which included $320,396,000 of senior unsecured notes maturing in April 2019. This deficit was fully funded in January 2019 by aggregate proceeds of $500,000,000, received on issuance of $250,000,000 in debentures and warrants to purchase 38,461,539 Class A common shares at $6.50 per share, which were immediately exercised.

Principles of consolidation
(b)	Principles of consolidation:

The accompanying consolidated financial statements include the accounts of Seaspan Corporation and its wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated upon consolidation.

The Company also consolidates any variable interest entities (“VIEs”) of which it is the primary beneficiary. The primary beneficiary is the enterprise that has both the power to make decisions that most significantly affect the economic performance of the VIE and has the right to receive benefits or the obligation to absorb losses that in either case could potentially be significant to the VIE. The impact of the consolidation of these VIEs is described in note 10.

The Company accounts for its investment in companies in which it has significant influence by the equity method. The Company’s proportionate share of earnings is included in earnings and added to or deducted from the cost of the investment.

Foreign currency translation
(c)	Foreign currency translation:

The functional and reporting currency of the Company is the United States dollar. Transactions involving other currencies are converted into United States dollars using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the United States dollar are translated into United States dollars using exchange rates at that date. Exchange gains and losses are included in net earnings.

Cash equivalents
(d)	Cash equivalents:
Cash equivalents include highly liquid securities with terms to maturity of three months or less when acquired.

Vessels
(e)	Vessels:

Except as described below, vessels are recorded at their cost, which consists of the purchase price, acquisition and delivery costs, less accumulated depreciation.

Vessels purchased from the Company’s predecessor upon completion of the Company’s initial public offering in 2005 were initially recorded at the predecessor’s carrying value.

Vessels under construction include deposits, installment payments, interest, financing costs, transaction fees, construction design, supervision costs, and other pre-delivery costs incurred during the construction period.

Depreciation is calculated on a straight-line basis over the estimated useful life of each vessel, which is 30 years from the date of completion. The Company calculates depreciation based on the estimated remaining useful life and the expected salvage value of the vessel.

Vessels that are held for use are evaluated for impairment when events or circumstances indicate that their carrying amounts may not be recoverable from future undiscounted cash flows. Such evaluations include the comparison of current and anticipated operating cash flows, assessment of future operations and other relevant factors. If the carrying amount of the vessel exceeds the estimated net undiscounted future cash flows expected to be generated over the vessel’s remaining useful life, the carrying amount of the vessel is reduced to its estimated fair value.

Dry-dock activities
(f)	Dry-dock activities:

Classification rules require that vessels be dry-docked for inspection including planned major maintenance and overhaul activities for ongoing certification. The Company generally dry-docks its vessels once every five years. Dry-docking activities include the inspection, refurbishment and replacement of steel, engine components, electrical, pipes and valves, and other parts of the vessel. The Company uses the deferral method of accounting for dry-dock activities whereby capital costs incurred are deferred and amortized on a straight-line basis over the period until the next scheduled dry-dock activity.

Goodwill
(g)	Goodwill:

Goodwill represents the excess of the purchase price of an acquired enterprise over the fair value assigned to assets acquired and liabilities assumed in a business combination.  Goodwill is not amortized, but reviewed for impairment annually or more frequently if impairment indicators arise. When goodwill is reviewed for impairment, the Company may elect to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. Alternatively, the Company may bypass this step and use a fair value approach to identify potential goodwill impairment and, when necessary, measure the amount of impairment. The Company uses a discounted cash flow model to determine the fair value of reporting units, unless there is a readily determinable fair market value.

Deferred financing fees
(h)	Deferred financing fees:

Deferred financing fees represent the unamortized costs incurred on issuance of the Company’s credit and lease arrangements and are presented as a direct deduction from the related debt liability when available. Amortization of deferred financing fees on credit facilities is provided on the effective interest rate method over the term of the facility based on amounts available under the facilities. Amortization of deferred financing fees on long-term obligations under capital leases is provided on the effective interest rate method over the term of the underlying obligation and amortization of deferred financing fees on operating leases is provided on a straight line basis over the lease term. Amortization of deferred financing fees is recorded as interest expense.

Revenue recognition
(i)	Revenue recognition:

The Company derives its revenue primarily from the charter of its vessels.  Each charter agreement is evaluated and classified as an operating or capital lease.  For time charters classified as operating leases, revenue for the lease and service components is recognized each day the vessel is on-hire and performance obligations are satisfied.

For capital leases that are sales-type leases, the difference between the gross investment in the lease and the present value of its components, i.e. the minimum lease payments and the estimated residual value, is recorded as unearned lease interest income. The discount rate used in determining the present values is the interest rate implicit in the lease. The present value of the minimum lease payments, computed using the interest rate implicit in the lease, is recorded as the sales price, from which the carrying value of the vessel at the commencement of the lease is deducted in order to determine the profit or loss on sale. Unearned lease interest income is amortized to income over the period of the lease so as to produce a constant periodic rate of return on the net investment in lease.

Revenue from vessel management is recognized each day the vessel is managed, when services are provided and the performance obligations are satisfied.

Leases
(j)	Leases:

Leases, where the Company is the lessee, are classified as either capital leases or operating leases based on an assessment of the terms of the lease.

For sale-leaseback transactions, the Company, as seller-lessee, would recognize a gain or loss over the term of the lease as an adjustment to the lease expense, unless the loss is required to be recognized immediately by accounting standards. The term of the lease includes the fixed non-cancelable term of the lease plus all renewal periods where that renewal appears reasonably assured.

Derivative financial instruments
(k)	Derivative financial instruments:

From time to time, the Company utilizes derivative financial instruments. All of the Company’s derivatives are measured at their fair value at the end of each period.  Derivatives that mature within one year are classified as current.  For derivatives not designated as accounting hedges, changes in their fair value are recorded in earnings.

The Company’s hedging policies permit the use of various derivative financial instruments to manage interest rate risk. The Company has entered into interest rate swaps and swaptions to reduce the Company’s exposure to changing interest rates on its credit facilities.

The Company had previously designated certain of its interest rate swaps as accounting hedges and applied hedge accounting to those instruments. While hedge accounting was applied, the effective portion of the unrealized gains or losses on those designated interest rate swaps was recorded in other comprehensive loss.

By September 30, 2008, the Company de-designated all of the interest rate swaps it had accounted for as hedges to that date. Subsequent to their de-designation dates, changes in their fair value are recorded in earnings.

The Company evaluates whether the occurrence of any of the previously hedged interest payments are considered to be remote. When the previously hedged interest payments are not considered remote of occurring, unrealized gains or losses in accumulated other comprehensive income associated with the previously designated interest rate swaps are recognized in earnings when and where the interest payments are recognized. If such interest payments are identified as being remote, the accumulated other comprehensive income balance pertaining to these amounts is reversed through earnings immediately.

Fair value measurement
(l)	Fair value measurement:

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants at the measurement date. The hierarchy is broken down into three levels based on the observability of inputs as follows:

•

Level 1 — Valuations based on quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.  Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

•	Level 2 — Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
•	Level 3 — Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Share-based compensation
(m)	Share-based compensation:

The Company has granted restricted shares, phantom share units, performance share units, SARs, restricted stock units and stock options to certain of its officers, members of management and directors as compensation. Compensation cost is measured at the grant date fair values as follows:

•	Restricted shares, phantom share units and restricted stock units are measured based on the quoted market price of the Company’s Class A common shares on the date of the grant.
•	SARs and performance share units are measured at fair value using the Monte Carlo model.
•	Stock options are measured at fair value using the Black-Scholes model.

The fair value of each grant is recognized on a straight-line basis over the requisite service period. The Company accounts for forfeitures in share-based compensation expense as they occur.

Earnings per share
(n)	Earnings per share:

The treasury stock method is used to compute the dilutive effect of the Company’s share-based compensation awards. Under this method, the incremental number of shares used in computing diluted earnings per share (“EPS”) is the difference between the number of shares assumed issued and purchased using assumed proceeds.

The if-converted method is used to compute the dilutive effect of the Company’s convertible preferred shares. Under the if-converted method, dividends applicable to the convertible preferred shares are added back to earnings attributable to common shareholders, and the convertible preferred shares and paid-in kind dividends are assumed to have been converted at the share price applicable at the end of the period.  The if-converted method is applied to the computation of diluted EPS only if the effect is dilutive.

The cumulative dividends applicable to the Series D, E, F, G, H and I preferred shares reduce the earnings available to common shareholders, even if not declared.

Use of estimates
(o)	Use of estimates:

The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the:

•	reported amounts of assets and liabilities,
•	disclosure of contingent assets and liabilities at the balance sheet dates and
•	reported amounts of revenue and expenses during the reporting fiscal periods.

Areas where accounting judgments and estimates are significant to the Company and where actual results could differ from those estimates, include the:

•	assessment of going concern;
•	assessment of vessel useful lives;
•	expected vessel salvage values;
•	recoverability of the carrying value of vessels which are subject to future market events;
•	carrying value of goodwill; and
•	fair value of interest rate swaps, other derivative financial instruments and share-based awards.

Comparative information
(p)	Comparative information:
Certain information has been reclassified to conform to the financial statement presentation adopted for the current year.
Recently adopted accounting pronouncements
(q)	Recently adopted accounting pronouncements:
Revenue from Contracts with Customers

Effective January 1, 2018, the Company adopted Accounting Standards Update (“ASU”) 2014-09, “Revenue from Contracts with Customers”, that introduced a new five-step revenue recognition model to determine how an entity should recognize revenue related to the transfer of goods or services to customers in an amount that reflects the consideration the entity is entitled to receive for those goods or services.

The Company’s revenue is comprised primarily of time charter revenue and interest income from leasing.  The time charter revenue includes a lease element, which is evaluated under Accounting Standards Codification (“ASC”) 840 “Leases”, and a service element, which is evaluated under ASU 2014-09.  Under previous accounting standards, service revenue was recognized when the amounts were fixed or determinable, services had been rendered and collectability was reasonably assured.  Under ASU 2014-09, recognition of such service revenue occurs when the services are provided and the performance obligations are satisfied.  The Company evaluated the service revenue under ASU 2014-09 and determined that the amounts recognized and the pattern of recognition are substantially the same as under the previous revenue standard. The Company adopted ASU 2014-09 using the modified retrospective method and applied the new standard only to contracts not completed as of January 1, 2018.  There is no impact on the Company’s consolidated financial statements.

Definition of a Business

Effective January 1, 2018, the Company adopted ASU 2017-01, “Clarifying the Definition of a Business”, which provides a new framework for determining whether transactions should be accounted for as acquisitions of assets or businesses.  The Company analyzed its March 13, 2018 acquisition of Greater China Intermodal Investments LLC (“GCI”) under this standard (see note 3).

Statement of Cash Flows – Restricted cash

Effective January 1, 2018, the Company adopted ASU 2016-18, “Statement of Cash Flows – Restricted Cash”, which requires that a statement of cash flows explain the change during the period in cash, cash equivalents and restricted cash.  In addition, the amounts of restricted cash and nature of the restrictions are required to be disclosed.  The Company’s consolidated statements of cash flows and supplemental cash flow note reflect the changes as required.

Equity-Linked Financial Instruments with Down Round Features

Effective January 1, 2018, the Company elected to early adopt ASU 2017-11, “Earnings Per Share”, which changes the classification analysis of certain equity-linked financial instruments with down round features.  When determining whether certain financial instruments should be classified as liabilities or equity instruments, a down round feature no longer precludes equity classification when assessing whether the instrument is indexed to an entity’s own stock.  The standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018, with early adoption permitted.  There is no impact on the Company’s consolidated financial statements.

(r)	Recent accounting pronouncements:

Leases

In February 2016, the Financial Accounting Standards Board (“FASB”) issued ASU 2016-02, “Leases”, which requires lessees to recognize all rights and obligations created by those leases, including operating leases, with a term greater than 12 months on the balance sheet.  The accounting for lessors will remain largely unchanged from the existing accounting standards.  The standard is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years.

Under ASU 2016-02, each lease agreement will be evaluated to identify the lease components and non-lease components at lease inception. The total consideration in the lease agreement will be allocated to the lease and non-lease components based on their relative standalone selling prices. Lessors will continue to recognize the lease revenue component using an approach that is substantially equivalent to existing guidance for operating leases (straight-line basis).

In July 2018, the FASB issued ASU 2018-11, “Leases – Targeted Improvements” that allows lessors to elect, as a practical expedient, to not separate lease and non-lease components and allows these components to be accounted for as a single lease component if both (1) the timing and pattern of transfer to the lessee of the lease component and the related non-lease component are the same and (2) the lease component, if accounted for separately, would be classified as an operating lease.  In addition, a company is permitted to use its effective date as the date of initial application.  Therefore, a company electing this option will not restate comparative period financial information, will not make the new required lease disclosures in comparative periods beginning before the effective date and will recognize its cumulative effect transition adjustment as of the effective date.  Under the practical expedient mentioned above, it is expected that time charter revenue and service revenue will be presented under a single lease component presentation. The Company will elect this expedient upon adoption.

The Company intends to adopt ASU 2016-02 on January 1, 2019 using the modified retrospective method, whereby a cumulative effect adjustment will be made as of that day with no retrospective effect.  The Company also intends to elect to apply the package of practical expedients such that for any expired or existing leases it will not reassess lease classification, initial direct costs or whether any expired or existing contracts are or contain leases.

The adoption of ASU 2016-02 will result in a change in the accounting method for certain of the Company’s sale-leaseback transactions and office leases.  Under ASU 2016-02, the Company will recognize a right-of-use asset and a lease liability on the balance sheet for these sale-leaseback transactions and office leases of approximately $1.1 billion based on the present value of the future minimum lease payments, whereas currently no right-of-use asset or lease liability is recognized.  The existing deferred gain related to the sale-leaseback transactions of $0.2 billion will be eliminated through a credit directly to retained earnings. The impact on the Company’s consolidated balance sheet will be an increase to its assets and liabilities. Operating lease expense related to these sale-leaseback transactions and office leases will be recognized on a straight-line basis over the term of the lease, adjusted for changes in interest rate-based variable lease payments in the period of change. This will result in a timing difference in expense recognition on the consolidated statement of operations.

The adoption of ASU 2016-02 will require the Company to complete its lease classification assessment at lease commencement rather than when a lease is entered into.  Historically, for charters that were negotiated concurrently with the construction of the related vessels, the fair value of the constructed asset was presumed to be its newbuilding cost. If such charters were classified as direct financing leases at the time the lease was entered into, no gain or loss was recognized subsequently on commencement of the charter.  On adoption of ASU 2016-02, the fair value of the vessel will be determined based on information available at the lease commencement date, rather than lease inception date, and any difference in the fair value of the vessel upon commencement of the charter and its carrying value will be recognized as a gain or loss upon commencement of the charter.

Measurement of credit loss

In June 2016, FASB issued ASU 2016-13, “Measurement of Credit Loss on financial Instruments”. ASU 2016-13 replaces the current incurred loss impairment methodology with the expected credit loss impairment model (“CECL”), which requires consideration of a broader range of reasonable and supportable information to estimate expected credit losses over the life of the instrument instead of only when losses are incurred. This standard applies to financial assets measured at amortized cost basis and investments in leases recognized by the lessor. The revised guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2019. Early adoption is permitted for fiscal years, and interim period within those years, beginning after December 15, 2018. The Company is evaluating the revised guidance to determine the impact it will have on its consolidated financial statements.

Fair value measurement

In August 2015, FASB issued ASU 2018-13, “Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 revises fair value disclosures, including requiring additional information on changes in unrealized gains and losses and significant unobservable inputs as it relates to Level 3 fair value measurements. The revised guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted upon issuance of this update. The Company is evaluating the revised guidance to determine the impact it will have on its consolidated financial statements.